Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Inventories
As at December 31	2025	2024
Purchased products	5,338	4,745
Finished products	475	357
Intermediate products	184	154
Raw materials	318	252
Materials and supplies	662	640
	6,977	6,148

Disclosure of Inventories by Segment
By segment	2025	2024
Retail	5,353	4,817
Potash	477	433
Nitrogen[1]	554	458
Phosphate	560	420
Corporate and Others[1]	33	20
	6,977	6,148

1 Comparative figures have been restated for the reclassification of our Purchase for Resale business from Nitrogen to the Corporate and Others segment.